Income Taxes (Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 6,056	¥ 6,431	¥ 6,201
Additions for tax positions of the current year	2,741	2,174	1,649
Additions for tax positions of prior years		165	216
Reductions for tax positions of prior years	(665)	(1,180)	(114)
Settlements with tax authorities	(370)	(505)	(1,808)
Other	(444)	(1,029)	287
Balance at end of year	¥ 7,318	¥ 6,056	¥ 6,431